CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	¥ 180,907	$ 25,479	¥ 109,819	¥ (37,051)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,690	1,647	10,832	6,418
Share-based compensation	9,435	1,329	13,044	15,175
Allowance of credit losses	519	73	5,026	225
Provision (reversal) of inventory reserve	(425)	(60)	2,207	1,443
Non-cash operating lease expenses	10,349	1,458	21,567	21,755
Changes in operating assets and liabilities:
Accounts receivable	18,293	2,577	(28,508)	21,608
Amounts due from related parties	476	67	4,782	(6,746)
Inventories	3,034	427	6,720	(12,624)
Prepayments and other current assets	13,348	1,880	(29,813)	(8,249)
Other non-current assets	(2,206)	(311)	(2,729)	182
Accounts payable	(2,081)	(293)	(6,330)	8,985
Amounts due to related parties	(2,516)	(354)	(1,909)	8,368
Deferred revenue and customer advances	(60,483)	(8,519)	76,083	34,367
Operating lease liabilities	(6,373)	(898)	(21,331)	(25,838)
Accrued expenses and other current liabilities	(1,845)	(260)	29,006	10,196
Net cash provided by operating activities	172,122	24,242	188,466	38,214
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment and intangible assets	(6,509)	(917)	(6,588)	(32,283)
Payment for long-term investment			(26,333)
Placements of time deposits	(380,344)	(53,570)	(222,941)
Proceeds from maturity of time deposits	380,344	53,570	222,941
Proceeds from disposal of property and equipment			79	332
Net cash used in investing activities	(6,509)	(917)	(32,842)	(31,951)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(9,542)	(1,344)	(6,959)	(164)
Proceeds from assets transferred under common control				97
Proceeds received from exercise of share options	94	13	3	477
Net cash provided by (used in) financing activities	(9,448)	(1,331)	(6,956)	410
Effect of exchange rate changes on cash and cash equivalents	7,603	1,073	45,969	(12,993)
Net change in cash and cash equivalents	163,768	23,067	194,637	(6,320)
Cash and cash equivalents at the beginning of the year	1,049,999	147,889	855,362	861,682
Cash and cash equivalents at the end of the year	1,213,767	170,956	1,049,999	855,362
Supplemental disclosures of cash flow information:
Cash paid for income taxes	23,276	3,278	8,363	459
Supplemental disclosures of non-cash information:
Purchase of property and equipment, and intangible assets included in accrued expenses and other current liabilities	1,339	189	771	1,867
Operating lease right-of-use assets obtained in exchange for operating lease liabilities from new leases	¥ 830	$ 117	¥ 229	¥ 50,500